Recovery of Erroneously Awarded Compensation	12 Months Ended
Mar. 31, 2025
Restatement Determination Date [Axis]: 2025-03-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis	We have adopted a compensation recovery policy to provide for the recovery of erroneously-awarded incentive compensation, as required by the Dodd-Frank Wall Street Reform and Consumer Protection Act, final SEC rules, and applicable listing standards.